Subsequent Events (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - Fubo TV Pre-Merger [Member] - Subsequent Event [Member] - Welltower, Inc [Member] $ in Thousands	1 Months Ended
Feb. 29, 2020 USD ($) ft²
Area of land | ft²	6,300
Annual rent for space | $	$ 455